RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Receivable	$ 14,110		$ 14,110		$ 0
Revenue	1,657,470	$ 1,373	2,235,159	$ 10,255
Royalty income	22,365		34,433
Receivable amount	14,110		14,110
Directors [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,630,778		1,630,778		275,486
Revenue			363,748	0
Rent			23,134	0
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Receivable	578		578		308,631
Royalties			340,238	0
Royalty income			34,433	0
Payable amount	257,354		257,354		184,627
Receivable amount	$ 40,649		40,649		$ 91,222
iGEMS [Member]
IfrsStatementLineItems [Line Items]
Content curation costs			$ 47,600	$ 0